Penserra [Member] Average Annual Total Returns - Penserra - Penserra Shares	12 Months Ended	17 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.20%	4.37%
Performance Inception Date		Aug. 12, 2024